UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund:    BlackRock MuniYield Investment Fund (MYF)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$609,457

Arizona — 1.4%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,737,548
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,111,088

		2,848,636
California — 12.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,645	1,850,049
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	710	767,560
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	161,927
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 6/01/46	1,680	1,758,675
Loma Linda University Medical Center, 5.00%, 12/01/46	290	311,228
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,443,708
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,255,699
5.25%, 5/01/33	830	952,989
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	2,000	2,056,340

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	$1,500	$1,678,080
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	255	254,992
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,970,617
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 02/01/19(b)	1,310	1,380,164
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,821,861
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,197,500
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	979,605
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	754,956
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 05/15/38	3,730	4,342,466

		25,938,416
Colorado — 1.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	345	353,977
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,168,940
5.50%, 11/15/30	330	382,938
5.50%, 11/15/31	400	462,716

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	$290	$314,195

		2,682,766
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	529,510

District of Columbia — 0.4%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 4/01/35	280	329,140
Issue, 5.00%, 4/01/42	325	376,802

		705,942
Florida — 7.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	792,248
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,095,685
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,325,671
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,220,940
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 09/01/40	145	146,831
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	150	151,727
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,331,074
Series B, AMT, 6.25%, 10/01/38	525	623,385
Series B, AMT, 6.00%, 10/01/42	700	811,769
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,721,576

Security	Par (000)	Value
Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	$1,000	$1,103,110
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 5/01/37	240	255,122
5.38%, 5/01/47	260	275,774
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,200	1,405,644

		15,260,556
Hawaii — 0.6%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	552,071
5.25%, 8/01/26	525	594,011

		1,146,082
Illinois — 15.7%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 01/01/41	1,000	1,106,410
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	7,035,218
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,079,000
5.25%, 12/01/40	1,000	1,073,060
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,069,640
5.25%, 12/01/43	1,500	1,568,130
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,524,560
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,288,068
Presence Health Network, Series C, 4.00%, 2/15/41	910	922,649

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$4,160	$4,497,334
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,549,566
6.00%, 6/01/28	390	439,460
State of Illinois, GO:
5.25%, 2/01/32	2,200	2,361,876
5.50%, 7/01/33	1,000	1,085,310
5.50%, 7/01/38	415	444,511
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 01/01/18(b)	1,750	1,762,827

		31,807,619
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,598,683
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 1/15/34	170	178,884
6.75%, 1/15/43	355	372,044
6.88%, 1/15/52	515	540,879
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	718,970
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	4,525	4,782,834
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	749,124

		8,941,418
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	1,260	1,290,227
5.25%, 12/01/25	865	921,857

		2,212,084
Kansas — 2.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	655	676,563

Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	$3,275	$3,549,936

		4,226,499
Louisiana — 2.3%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,743,435
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,601,462
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,195	1,258,885

		4,603,782
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	2,500	2,843,675

Maryland — 0.5%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	192,907
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	585	596,858
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	275	315,122

		1,104,887
Massachusetts — 1.9%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	975	997,357
Series C, 5.35%, 12/01/42	1,105	1,171,985

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, AMT (continued):
Series F, 5.70%, 6/01/40	$1,660	$1,695,042

		3,864,384
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	2,042,105
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18(b)	760	794,975
6.00%, 10/15/18(b)	450	470,709
6.00%, 10/15/38	40	41,809
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	1,970	2,086,427

		5,436,025
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	179,795

Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,850	3,044,113
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,706,560

		6,750,673
New Jersey — 5.2%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	1,013,517
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, 5.70%, 10/01/39	2,250	2,408,153
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,791,805
Series AA, 5.50%, 6/15/39	2,475	2,689,904

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 06/01/41	$1,690	$1,620,034

		10,523,413
New York — 2.0%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,138,225
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	600	700,842
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,650	1,773,981
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	475	526,533

		4,139,581
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/38	3,115	3,345,510
County of Franklin Ohio, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	260	294,718
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,169,340

		4,809,568
Oklahoma — 0.3%
Country of Tulsa Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	504,468

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	627,026

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	$1,075	$1,145,090
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,059,460
Pennsylvania Turnpike Commission, RB, Sub series A(b):
5.63%, 12/01/20	1,470	1,660,880
5.63%, 12/01/20	545	603,211
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,718,640

		6,814,307
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,200	1,177,704
5.63%, 5/15/43	1,145	1,121,825

		2,299,529
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	525	565,782
Series B, 4.50%, 6/01/45	3,950	3,957,426

		4,523,208
South Carolina — 4.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,936,010
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,277,145
5.50%, 7/01/41	1,000	1,131,510
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,280	1,429,376
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,500	1,693,455

		9,467,496
Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 1/01/21	1,000	1,138,480

Security	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b) (continued):
6.00%, 1/01/21	$2,600	$2,980,146
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,972,759
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,478,991
Series H, 5.00%, 11/01/37	1,535	1,704,817
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	1,000	1,053,490
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	804,082
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,885,300

		15,018,065
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	595	681,799

Virginia — 3.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	625,358
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19(b)	610	649,998
5.50%, 5/15/35	1,135	1,205,290
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	800	846,448
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,340,832

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	$1,715	$1,938,893

		6,606,819
Washington — 0.5%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42(c)	960	1,106,506

Wisconsin — 1.1%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,081,584
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,155	1,190,239

		2,271,823

Total Municipal Bonds — 94.0%		190,458,788

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Alabama — 0.6%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,080	1,134,421

California — 22.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge Subordinate, 4.00%, 4/01/42(e)	1,998	2,114,102
Series F-1, 5.63%, 4/01/19(b)	2,681	2,852,478
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(e)	4,200	4,358,578
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	6,000	6,615,570
Los Angeles Community College District California, GO, Election of 2008(b):
Series C, 5.25%, 8/01/20(e)	5,251	5,825,277
Series A, 6.00%, 8/01/19	7,696	8,351,543

Security	Par (000)	Value
California (continued)
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	$790	$838,534
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2 Series A, 5.00%, 10/01/47	1,980	2,285,042
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	8,412	9,043,657
University of California, RB, Series O, 5.75%, 05/15/19(b)	3,001	3,210,957

		45,495,738
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(e)	2,149	2,259,994

District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	2,804	3,043,114
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lein, Series A, 5.50%, 10/01/18(b)	3,507	3,646,735

		6,689,849
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	3,997,559

Illinois — 2.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(b)	5,300	5,479,485

Nevada — 8.9%
County of Clark Nevada Water Reclamation District, GO(b):
Limited Tax, 6.00%, 7/01/18	5,000	5,162,775
Series B, 5.50%, 7/01/19	5,668	6,069,986

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	$6,070	$6,791,086

		18,023,847
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Doartmouth College Issue, 5.25%, 06/01/19(b)(e)	2,159	2,295,269

New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,130	2,191,975
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, (AMBAC), 5.00%, 12/15/32	4,000	4,017,780
Series B, 5.25%, 6/15/36(e)	1,000	1,063,278

		7,273,033
New York — 16.5%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	3,859	4,314,870
City of New York New York Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	4,408	4,998,088
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	2,505	2,675,833
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,499	2,619,281
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	1,290	1,465,733
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,000	3,507,226
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,920,615
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	2,560	2,944,037

Security	Par (000)/ Shares	Value
New York (continued)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	$5,700	$6,018,402

		33,464,085
Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,779,748

South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A(b):
5.50%, 1/01/19	2,986	3,135,700
5.50%, 1/01/19(e)	258	271,188

		3,406,888
Texas — 6.9%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(e)	3,989	4,188,181
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,792,229
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	3,480	3,991,055

		13,971,465
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,994	2,100,959

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 72.7%		147,372,340

Total Long-Term Investments (Cost — $314,266,939) — 166.7%		337,831,128

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	746,198	746,422

Total Short-Term Securities (Cost $746,422) — 0.4%		746,422

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Value
Total Investments (Cost — $315,013,361) — 167.1%	$338,577,550
Other Assets Less Liabilities — 2.0%	3,978,753
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.9)%	(80,745,842)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.2)%	(59,228,614)

Net Assets Applicable to Common Shares — 100.0%	$202,581,847

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between May 7, 2018 to April 1, 2025, is $19,649,357.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,140,114	(393,916)	746,198	$746,422	$910	$71	$(69)

(a)	Includes net capital gain distributions, if applicable.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(49)	December 2017	$5,742	$54,927
10-Year U.S. Treasury Note	(26)	December 2017	3,248	50,474
Long U.S. Treasury Bond	(20)	December 2017	3,049	62,803
Ultra Long U.S. Treasury Bond	(6)	December 2017	989	22,362

Total				$190,566

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$337,831,128	—	$337,831,128
Short Term Securities	$746,222		—	746,222

Total	$746,222	$337,831,128	—	$338,577,550

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$190,566	—	—	$190,566

(a)	See above Schedule of Investments for values in each state or political.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(80,588,265)	—	$(80,588,265)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

Total	—	$(139,988,265)	—	$(139,988,265)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2017